UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2010
Check here if Amendment [X]; Amendment Number: 1
This Amendment is a restatement.

Institutional Investment Manager
Filing this Report:
Marshall Winn
44 E. Camperdown Way
Greenville, South Carolina 29601
Form 13F File Number: 28-13462

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Marshall Winn
Manager
864-242-8200
Place and Date of Signing: Greenville, South Carolina April 13, 2010 Report Type : 13F HOLDINGS REPORT


FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 0
Form 13F Information Table Value Total: 0
      					(thousands)
List of Other Included Managers:  NONE
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

CONFIDENTIAL TREATMENT IS BEING REQUESTED FOR THIS FORM 13F.
CONFIDENTIAL PORTIONS OF THIS INFORMATION HAVE BEEN OMITTED
FROM THIS ELECTRONIC FILING AND FILED SEPARATELY WITH THE
SECURITIES AND EXCHANGE COMMISSION.


FORM 13F INFORMATION TABLE


                              TITLE OF                  VALUE SHARES/  SH/ PUT/ INVSTMT OTHER       VOTING AUTHORITY
    NAME OF ISSUER             CLASS           CUSIP   x$1000 PRN AMT  PRN CALL DSCRETN MNGRS    SOLE    SHARED    NONE
- -----------------------      --------        --------- ------ -------- --- ---- ------- ------- -------  ------   -------
CONFIDENTIAL                 NA             000000000 00000  000000    SH   	    OTHER   1                000000